                              NATIONS VARIABLE ANNUITY
                          HARTFORD LIFE INSURANCE COMPANY

        SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                            FOR NATIONS VARIABLE ANNUITY




Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.





































HV-2410
333-69489